Property, equipment and software, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, equipment and software, net
5. Property, equipment and software, net
Property, equipment and software, net consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Computer and electronic equipment	166,019	173,653
Office furniture and equipment	15,993	17,136
Leasehold improvement	56,554	47,324
Software	33,797	45,582
Total	272,363	283,695
Less: Accumulated depreciation and amortization 1	(138,039)	(189,819)

Property, equipment and software, net	134,324	93,876

1	Depreciation and amortization expenses for the years ended December 31, 2018, 2019 and 2020 was RMB42,162, RMB57,712 and RMB51,780 respectively.